Loans payable and notes payable (Detail Textuals 1) - USD ($) $ in Thousands	May 09, 2019	Aug. 09, 2018	Aug. 09, 2017	Aug. 31, 2017
Disclosure of detailed information about borrowings [line items]
Principal repayments	$ 15,000
DBP Credit Facility with BCP | Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan agreement amount		$ 15,000	$ 15,000
Borrowing maturity		1 year	1 year
DBP Credit Facility with BCP | Credit Facility | LIBOR interest rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		1.04%	0.95%	1.05%
Amount of borrowing withdrawn			$ 8,000	$ 7,000
Description of interest rate basis		3M LIBOR